Legacy Comera Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	May 18, 2022	Apr. 30, 2021
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		1,000,000
Convertible preferred stock, par value		$ 0.0001
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		4,305
Convertible preferred stock, par value		$ 0.0001
Preferred stock, shares issued		4,305
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued	3,970,465
Net cash proceeds	$ 9,400
Preferred stock issued to settle convertible notes, shares	403,287
Preferred stock issued to settle convertible notes, value	$ 827
Legacy Comera
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			14,051,702
Convertible preferred stock, par value			$ 0.001
Legacy Comera | Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			9,429,006
Legacy Comera | Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			4,622,696
Legacy Comera | Series A-1 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued				6,000,000
Legacy Comera | Series A-2 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued				1,266,667
Legacy Comera | Series A-3 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued				527,752
Legacy Comera | Series A-4 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued				1,016,669
Legacy Comera | Series A-5 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued				514,932
Legacy Comera | Series A-6 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares issued				102,986